Exhibit 99.4 Schedule 4

ValuationReport
						Origination Values						AVM Values				BPO Review Values					Desk Review Values					Field Review Values					Collateral Underwriter Risk Score
Loan Number	Seller Loan Number	Origination Date	Original Loan Amount	LTV	Value Used For LTV	Sale Price	Appraised Value	Appraisal Date	Second Appraisal Value	Second Appraisal Type	Appraisal Date	Value	Variance Amount	Variance (%)	Appraisal Date	Value	Variance Amount	Variance (%)	Company	Appraisal Date	Value	Variance Amount	Variance (%)	Company	Appraisal Date	Value	Variance Amount	Variance (%)	Company	Appraisal Date	CU Score	Company	CU Date
XXXXXXXXX	xxx	XX/XX/XXXX	XXXXXXXXX	75.00%	Sale Price	XXXXXXXXX	XXXXXXXXX	XX/XX/XXXX																							1.2	Fannie Mae	XX/XX/XXXX